Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of Earnings Per Share [Line Items]
Net (loss) income	$ (3,001,194)	$ 14,334,250
Accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value	3,166,789	10,349,819
Allocation of net (loss) income including accretion of temporary equity	(3,066,977)	(3,986,568)
Allocation of accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Redeemable Class A [Member]
Significant Accounting Policies (Details) - Schedule of Earnings Per Share [Line Items]
Accretion of temporary equity to redemption value	(6,167,983)	3,984,431
Allocation of net (loss) income including accretion of temporary equity	1,140,044	8,279,855
Allocation of accretion of temporary equity to redemption value	(6,167,983)	3,984,431
Allocation of net (loss) income	$ (5,027,939)	$ 12,264,286
Weighted-average shares outstanding (in Shares)	3,821,284	27,600,000
Basic and diluted net (loss) income per share (in Dollars per share)	$ (1.32)	$ 0.44
Non-redeemable Class A and Class B [Member]
Significant Accounting Policies (Details) - Schedule of Earnings Per Share [Line Items]
Accretion of temporary equity to redemption value
Allocation of net (loss) income including accretion of temporary equity	2,026,745	2,069,964
Allocation of accretion of temporary equity to redemption value
Allocation of net (loss) income	$ 2,026,745	$ 2,069,964
Weighted-average shares outstanding (in Shares)	6,900,000	6,900,000
Basic and diluted net (loss) income per share (in Dollars per share)	$ 0.29	$ 0.3